Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
26.	RELATED PARTY TRANSACTIONS

Hydro One is owned by Hydro One Limited. The Province is the majority shareholder of Hydro One Limited. The IESO, Ontario Power Generation Inc. (OPG), OEFC, OEB, Hydro One Brampton and Hydro One Telecom are related parties to Hydro One because they are controlled or significantly influenced by the Province or by Hydro One Limited.

		Year ended December 31
		2016	2015
Related Party	Transaction	(millions of dollars)
Province[1]	Dividends paid	—	888

IESO	Power purchased	2,096	2,318
	Revenues for transmission services	1,549	1,548
	Distribution revenues related to rural rate protection	125	127
	Distribution revenues related to the supply of electricity to remote northern communities	32	32
	Funding received related to Conservation and Demand Management programs	63	70

OPG	Power purchased	6	11
	Revenues related to provision of construction and equipment maintenance services	4	7
	Costs expensed related to the purchase of services	1	1

OEFC	Payments in lieu of corporate income taxes[2]	—	2,933
	Power purchased from power contracts administered by the OEFC	1	6
	Indemnification fee paid (terminated effective October 31, 2015)	—	8

OEB	OEB fees	11	12

Hydro One Brampton[1]	Revenues from management, administrative and smart meter network services	3	1

Hydro One Limited	Common shares issued[3]	—	2,600
	Return of stated capital	609	—
	Dividends paid	2	—
	Stock-based compensation costs	24	10
	IPO costs subsequently reimbursed by Hydro One Limited[4]	—	7

Hydro One Telecom	Services received – costs expensed	24	4
	Services received – costs capitalized	12	2
	Revenues for services provided	3	—

[1]	On August 31, 2015, Hydro One completed the spin-off of its subsidiary, Hydro One Brampton, to the Province.
[2]	In 2015, Hydro One made PILs to the OEFC totalling $2.9 billion, including Departure Tax of $2.6 billion.
[3]	On November 4, 2015, Hydro One issued 39,598 common shares to Hydro One Limited for proceeds of $2.6 billion.
[4]	In 2015, Hydro One incurred certain IPO related expenses totalling $7 million, which were subsequently reimbursed to the Company by Hydro One Limited.

Sales to and purchases from related parties are based on the requirements of the OEB’s Affiliate Relationships Code. Outstanding balances at period end are interest free and settled in cash.

The amounts due to and from related parties as a result of the transactions referred to above are as follows:

December 31 (millions of dollars)	2016	2015
Due from related parties	224	184
Due to related parties[1]	(279)	(142)

[1]	Included in due to related parties at December 31, 2016 are amounts owing to the IESO in respect of power purchases of $143 million (2015 – $134 million).